Shareholder Report, Holdings (Details) - C000251596	May 31, 2026
458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
31428X106 | FedEx Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
345370860 | Ford Motor Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
247361702 | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	100.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%